Basis of Presentation - Summary of Effects of Adjustment on Comparative Periods in Income Statement (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Income Statement [line items]
Income taxes	$ 4,033	$ 2,588	$ 1,192
Net loss for the period	(30,234)	(26,115)	(26,560)
Exchange difference on translating foreign operations	1,139	(613)	5,104
Comprehensive loss for the period	$ (29,095)	$ (26,728)	$ (21,456)
Basic loss per share	$ (0.91)	$ (1.02)	$ (1.07)
Diluted loss per share	$ (0.91)	$ (1.02)	$ (1.07)
Previously Reported
Income Statement [line items]
Income taxes		$ 1,526
Net loss for the period		(27,177)
Exchange difference on translating foreign operations		(600)
Comprehensive loss for the period		$ (27,777)
Basic loss per share		$ (1.06)
Diluted loss per share		$ (1.06)
Adjustments
Income Statement [line items]
Income taxes		$ 1,062
Net loss for the period		1,062
Exchange difference on translating foreign operations		(13)
Comprehensive loss for the period		$ 1,049
Basic loss per share		$ 0.04
Diluted loss per share		$ 0.04